[JEFFERSON PILOT FINANCIAL LOGO]


                        SUPPLEMENT DATED JANUARY 13, 2003
                     TO THE PROSPECTUS DATED MAY 1, 2002 FOR
                       THE PILOT CLASSIC VARIABLE ANNUITY
              ISSUED BY JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
            IN CONNECTION WITH JPF VARIABLE ANNUITY SEPARATE ACCOUNT


The death benefit for all Policies issued on or after the date of this Supplement is equal to the guaranteed minimum death benefit as defined in the prospectus and any reference in the prospectus to optional enhanced death benefits is deleted except as set forth in this supplement.

The following text replaces the Separate Account Annual Expenses portion of the Fee Table on page 6:

Separate Account Annual Expenses
  (effective annual rate as a percentage of average daily net assets)
     Mortality and Expense Risk Charge                                    1.10%
     Administrative Expense Charge                                        0.15%
                                                                          ----
Total Separate Account Annual Expenses                                    1.25%

Optional Benefits
     Optional Extended Care Confinement & Terminal Illness Rider Charge   0.05%
                                                                          ----
Total Separate Account Annual Expenses with
     Maximum Optional Benefits Selected                                   1.30%(3)


(3) If you purchased your Policy prior to January 1, 2003, you may have selected Optional Enhanced Death Benefit Option 1 with a charge of 0.10% or Optional Enhanced Death Benefit Option 2 with a charge of 0.15%. These options increase your total separate account annual expenses to 1.40% and 1.45%, respectively, from 1.30% shown in the above table.

The Examples on pages 8 and 9 of the prospectus are deleted and replaced with the following:


EXAMPLES

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, assuming the entire Accumulation Value is allocated to the applicable Variable Sub-account and assuming you have selected the optional Extended Care Confinement & Terminal Illness Rider.

 1.  If you surrender the Policy you would pay the following expenses:

                                       1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                       ------    -------   -------   --------
Variable Sub-accounts:
JPVF Growth Portfolio                    $103      $144      $183      $322
JPVF Emerging Growth Portfolio           $104      $146      $187      $331
JPVF Mid-Cap Growth Portfolio            $107      $156      $204      $369
JPVF Capital Growth Portfolio            $103      $145      $185      $327
JPVF Small Company Portfolio             $103      $144      $183      $321
JPVF Mid-Cap Value Portfolio             $107      $157      $206      $374
JPVF S&P 500 Index Portfolio             $ 97      $125      $150      $245
JPVF Small-Cap Value Portfolio           $109      $165      $219      $403
JPVF Value Portfolio                     $103      $143      $181      $317
JPVF International Equity Portfolio      $106      $154      $200      $360
JPVF World Growth Stock Portfolio        $103      $144      $183      $321
JPVF Balanced Portfolio                  $103      $144      $183      $321


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

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                ------   -------   -------   --------
Variable Sub-accounts (cont'd):
JPVF High Yield Bond Portfolio                   $105      $152      $197      $353
JPVF Money Market Portfolio                      $100      $135      $168      $286
American Century VP International Fund           $107      $156      $205      $371
American Century VP Value Fund, Class II         $106      $153      $199      $357
Ayco Growth Fund                                 $104      $148      $190      $339
Fidelity VIP Growth Portfolio                    $101      $138      $173      $298
Fidelity VIP Equity-Income Portfolio             $100      $135      $167      $285
Fidelity VIP Contrafund(R) Portfolio             $101      $138      $173      $298
MFS(R)Research Series                            $103      $145      $184      $325
MFS(R)Utilities Series                           $103      $146      $187      $330
PIMCO Total Return Portfolio                     $101      $137      $171      $294
ProFund VP Technology                            $114      $179      $244      $457
ProFund VP Healthcare                            $114      $179      $244      $457
ProFund VP Financial                             $114      $179      $244      $457
Scudder VIT Small Cap Index Fund Class B         $101      $139      $174      $301
T. Rowe Price Mid-Cap Growth Portfolio II        $105      $151      $196      $351
Vanguard VIF Small Company Growth Portfolio      $ 99      $132      $163      $275
Vanguard VIF Mid-Cap Index Portfolio             $ 97      $125      $150      $245
Vanguard VIF REIT Index Portfolio                $ 98      $129      $156      $260

2. If you annuitize or do not surrender the Policy, you would pay the following expenses:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                ------   -------   -------   --------
Variable Sub-accounts:
JPVF Growth Portfolio                            $ 23      $ 74      $133      $322
JPVF Emerging Growth Portfolio                   $ 24      $ 76      $137      $331
JPVF Mid-Cap Growth Portfolio                    $ 27      $ 86      $154      $369
JPVF Capital Growth Portfolio                    $ 23      $ 75      $135      $327
JPVF Small Company Portfolio                     $ 23      $ 74      $133      $321
JPVF Mid-Cap Value Portfolio                     $ 27      $ 87      $156      $374
JPVF S&P 500 Index Portfolio                     $ 17      $ 55      $100      $245
JPVF Small-Cap Value Portfolio                   $ 29      $ 95      $169      $403
JPVF Value Portfolio                             $ 23      $ 73      $131      $317
JPVF International Equity Portfolio              $ 26      $ 84      $150      $360
JPVF World Growth Stock Portfolio                $ 23      $ 74      $133      $321
JPVF Balanced Portfolio                          $ 23      $ 74      $133      $321
JPVF High Yield Bond Portfolio                   $ 25      $ 82      $147      $353
JPVF Money Market Portfolio                      $ 20      $ 65      $118      $286
American Century VP International Fund           $ 27      $ 86      $155      $371
American Century VP Value Fund, Class II         $ 26      $ 83      $149      $357
Ayco Growth Fund                                 $ 24      $ 78      $140      $339
Fidelity VIP Growth Portfolio                    $ 21      $ 68      $123      $298
Fidelity VIP Equity-Income Portfolio             $ 20      $ 65      $117      $285
Fidelity VIP Contrafund(R) Portfolio             $ 21      $ 68      $123      $298
MFS(R) Research Series                           $ 23      $ 75      $134      $325
MFS(R) Utilities Series                          $ 23      $ 76      $137      $330
PIMCO Total Return Portfolio                     $ 21      $ 67      $121      $294
ProFund VP Technology                            $ 34      $109      $194      $457
ProFund VP Healthcare                            $ 34      $109      $194      $457
ProFund VP Financial                             $ 34      $109      $194      $457
Scudder VIT Small Cap Index Fund Class B         $ 21      $ 69      $124      $301
T. Rowe Price Mid-Cap Growth Portfolio II        $ 25      $ 81      $146      $351
Vanguard VIF Small Company Growth Portfolio      $ 19      $ 62      $113      $275
Vanguard VIF Mid-Cap Index Portfolio             $ 17      $ 55      $100      $245
Vanguard VIF REIT Index Portfolio                $ 18      $ 59      $106      $260


                   Jefferson Pilot Financial Insurance Company
                                One Granite Place
                                Concord, NH 03301
                            (800) 258-3648 Ext. 5394



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